Registration No. 333-14087

File No.811-07857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 32	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 33	☒

OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)                 (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ____________, pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On _____________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On ______________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

RAF Fund Ltd. has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of April 2014.

OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President, and
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the	April 15, 2014
Sam Freedman	Board of Trustees

William F. Glavin, Jr.*	President, Principal Executive	April 15, 2014
William F. Glavin, Jr.	Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	April 15, 2014
Brian W. Wixted	Financial & Accounting Officer

Edward L. Cameron*	Trustee	April 15, 2014
Edward L. Cameron

Jon S. Fossel*	Trustee	April 15, 2014
Jon S. Fossel

Richard F. Grabish*	Trustee	April 15, 2014
Richard F. Grabish

Beverly L. Hamilton*	Trustee	April 15, 2014
Beverly L. Hamilton

Victoria J. Herget*	Trustee	April 15, 2014
Victoria J. Herget

Robert J. Malone*	Trustee	April 15, 2014
Robert J. Malone

F. William Marshall, Jr.*	Trustee	April 15, 2014
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	April 15, 2014
Karen L. Stuckey

James D. Vaughn*	Trustee	April 15, 2014
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document